Fixed Assets (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Depreciation expense	$ 72	$ 72	$ 144	$ 144	$ 289	$ 289
Purchase price							$ 8,655
Buildings [Member]
Depreciation expense	$ 72				$ 289
Purchase price							4,328
Land [Member]
Purchase price							$ 4,328